[ROPES & GRAY LLP LETTERHEAD]

February 27, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Registration Statement on Form N-14

Ladies and Gentleman:

Enclosed for filing on behalf of RS Investment Trust (the “Trust”) is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the reorganization of RS Smaller Company Growth Fund into RS Emerging Growth Fund, each a series of the Trust.

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special meeting of shareholders of RS Smaller Company Growth Fund at which shareholders of RS Smaller Company Growth Fund will be asked to vote on the proposed transfer by RS Smaller Company Growth Fund of all the assets of RS Smaller Company Growth Fund to RS Emerging Growth Fund in exchange for shares of RS Emerging Growth Fund and the assumption by RS Emerging Growth Fund of all of the liabilities of RS Small Company Growth Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

No registration fee is being paid at the time of filing because RS Investment Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on March 30, 2009, pursuant to Rule 488, under the Securities Act of 1933, as amended. The Prospectus/Proxy Statement and related proxy materials will first be made available to shareholders early in April 2009.

Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7467 or my colleague Hsin Chau at (415) 315-6342.

Sincerely,

/s/ Johnathan C. Mathiesen
Johnathan C. Mathiesen